American Century Investments®
Quarterly Portfolio Holdings
VP Value Fund
March 31, 2022

VP Value - Schedule of Investments
MARCH 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.5%
Aerospace and Defense — 1.9%
BAE Systems PLC	540,520	5,076,266
Raytheon Technologies Corp.	92,620	9,175,863
Thales SA	38,690	4,845,362
		19,097,491
Airlines — 0.8%
Southwest Airlines Co.(1)	170,517	7,809,679
Auto Components — 0.9%
BorgWarner, Inc.	237,269	9,229,764
Automobiles — 1.3%
General Motors Co.(1)	192,674	8,427,561
Honda Motor Co. Ltd.	174,500	4,946,349
		13,373,910
Banks — 11.0%
Bank of America Corp.	492,870	20,316,101
Comerica, Inc.	38,102	3,445,564
JPMorgan Chase & Co.	202,939	27,664,645
Prosperity Bancshares, Inc.	87,630	6,079,769
Truist Financial Corp.	177,810	10,081,827
U.S. Bancorp	480,292	25,527,520
Wells Fargo & Co.	364,382	17,657,952
		110,773,378
Capital Markets — 4.0%
Bank of New York Mellon Corp.	335,080	16,630,020
Invesco Ltd.	369,446	8,519,425
Northern Trust Corp.	63,957	7,447,793
State Street Corp.	89,210	7,771,975
		40,369,213
Chemicals — 0.3%
Akzo Nobel NV	35,470	3,047,663
Communications Equipment — 3.4%
Cisco Systems, Inc.	496,213	27,668,837
F5, Inc.(1)	32,576	6,806,755
		34,475,592
Containers and Packaging — 0.8%
Sonoco Products Co.	126,461	7,911,400
Diversified Financial Services — 4.4%
Berkshire Hathaway, Inc., Class A(1)	50	26,446,050
Berkshire Hathaway, Inc., Class B(1)	50,934	17,975,118
		44,421,168
Diversified Telecommunication Services — 4.7%
AT&T, Inc.	1,070,674	25,300,027
Verizon Communications, Inc.	424,631	21,630,703
		46,930,730
Electric Utilities — 1.4%
Edison International	104,760	7,343,676
Pinnacle West Capital Corp.	86,650	6,767,365
		14,111,041

Electrical Equipment — 2.7%
Emerson Electric Co.	78,659	7,712,515
Hubbell, Inc.	44,105	8,105,176
nVent Electric PLC	184,388	6,413,015
Signify NV	100,080	4,655,459
		26,886,165
Electronic Equipment, Instruments and Components — 0.3%
Anritsu Corp.	267,700	3,389,833
Energy Equipment and Services — 2.5%
Baker Hughes Co.	297,216	10,821,634
Halliburton Co.	118,010	4,469,039
Schlumberger NV	246,971	10,202,372
		25,493,045
Entertainment — 1.3%
Walt Disney Co.(1)	96,070	13,176,961
Equity Real Estate Investment Trusts (REITs) — 1.7%
Equinix, Inc.	6,650	4,931,773
Healthpeak Properties, Inc.	192,020	6,592,047
Weyerhaeuser Co.	153,290	5,809,691
		17,333,511
Food and Staples Retailing — 2.1%
Koninklijke Ahold Delhaize NV	370,980	11,932,755
Walmart, Inc.	61,988	9,231,253
		21,164,008
Food Products — 4.5%
Conagra Brands, Inc.	443,500	14,888,295
Danone SA	137,690	7,606,402
JDE Peet's NV	138,427	3,963,643
Kellogg Co.	102,817	6,630,668
Mondelez International, Inc., Class A	121,366	7,619,357
Orkla ASA	474,240	4,213,380
		44,921,745
Gas Utilities — 0.6%
Atmos Energy Corp.	48,674	5,816,056
Health Care Equipment and Supplies — 4.6%
Medtronic PLC	213,917	23,734,091
Zimmer Biomet Holdings, Inc.	177,853	22,747,399
Zimvie, Inc.(1)	17,576	401,436
		46,882,926
Health Care Providers and Services — 5.0%
Cardinal Health, Inc.	299,490	16,981,083
Cigna Corp.	25,020	5,995,042
CVS Health Corp.	105,330	10,660,449
McKesson Corp.	23,050	7,056,297
Quest Diagnostics, Inc.	38,490	5,267,741
Universal Health Services, Inc., Class B	31,660	4,589,117
		50,549,729
Hotels, Restaurants and Leisure — 0.6%
Sodexo SA	73,600	5,989,266
Household Products — 1.2%
Kimberly-Clark Corp.	40,740	5,017,538
Procter & Gamble Co.	48,326	7,384,213
		12,401,751
Industrial Conglomerates — 3.3%
General Electric Co.	256,468	23,466,822

Siemens AG	69,260	9,590,242
		33,057,064
Insurance — 2.6%
Allstate Corp.	47,050	6,516,896
Chubb Ltd.	48,599	10,395,326
Reinsurance Group of America, Inc.	87,811	9,611,792
		26,524,014
Leisure Products — 0.4%
Mattel, Inc.(1)	202,883	4,506,031
Machinery — 0.4%
IMI PLC	227,966	4,058,712
Metals and Mining — 0.9%
BHP Group Ltd.	223,690	8,622,688
Multi-Utilities — 0.4%
Engie SA	297,600	3,912,546
Multiline Retail — 1.0%
Dollar Tree, Inc.(1)	65,400	10,473,810
Oil, Gas and Consumable Fuels — 6.9%
Chevron Corp.	100,697	16,396,492
ConocoPhillips	85,444	8,544,400
Devon Energy Corp.	117,597	6,953,511
EQT Corp.	148,341	5,104,414
Exxon Mobil Corp.	166,410	13,743,802
Shell PLC	287,440	7,878,353
TotalEnergies SE(2)	209,279	10,589,417
		69,210,389
Paper and Forest Products — 0.8%
Mondi PLC	393,450	7,647,813
Personal Products — 1.2%
Unilever PLC	268,340	12,127,948
Pharmaceuticals — 8.6%
Bristol-Myers Squibb Co.	127,480	9,309,864
Johnson & Johnson	174,422	30,912,811
Merck & Co., Inc.	270,572	22,200,433
Pfizer, Inc.	253,679	13,132,962
Roche Holding AG	13,520	5,349,346
Teva Pharmaceutical Industries Ltd., ADR(1)	621,616	5,836,974
		86,742,390
Road and Rail — 1.0%
Heartland Express, Inc.	688,879	9,692,528
Semiconductors and Semiconductor Equipment — 2.6%
Intel Corp.	375,695	18,619,444
QUALCOMM, Inc.	48,780	7,454,560
		26,074,004
Software — 1.6%
Open Text Corp.	179,360	7,604,864
Oracle Corp. (New York)	104,403	8,637,260
		16,242,124
Specialty Retail — 0.9%
Advance Auto Parts, Inc.	45,521	9,421,026
Technology Hardware, Storage and Peripherals — 0.5%
HP, Inc.	143,007	5,191,154
Textiles, Apparel and Luxury Goods — 1.2%
Ralph Lauren Corp.	42,780	4,852,963

Tapestry, Inc.	199,564	7,413,803
		12,266,766
Trading Companies and Distributors — 1.2%
MSC Industrial Direct Co., Inc., Class A	137,932	11,753,186
TOTAL COMMON STOCKS (Cost $718,316,562)		983,080,218
SHORT-TERM INVESTMENTS — 2.5%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,596,784	5,596,784
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,575,648	2,575,648
		8,172,432
Repurchase Agreements — 1.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.125% - 3.625%, 2/15/43 - 8/15/43, valued at $1,559,805), in a joint trading account at 0.26%, dated 3/31/22, due 4/1/22 (Delivery value $1,528,943)		1,528,932
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 8/15/44, valued at $15,594,800), at 0.25%, dated 3/31/22, due 4/1/22 (Delivery value $15,289,106)		15,289,000
		16,817,932
TOTAL SHORT-TERM INVESTMENTS (Cost $24,990,364)		24,990,364
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $743,306,926)		1,008,070,582
OTHER ASSETS AND LIABILITIES†		168,298
TOTAL NET ASSETS — 100.0%		$1,008,238,880

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,803,963	AUD	7,792,800	Bank of America N.A.	6/30/22	$(36,419)
USD	297,161	AUD	397,609	Bank of America N.A.	6/30/22	(830)
USD	264,883	AUD	352,312	Bank of America N.A.	6/30/22	840
USD	4,007,536	CHF	3,722,901	Morgan Stanley	6/30/22	(36,740)
USD	58,521,258	EUR	52,936,701	JPMorgan Chase Bank N.A.	6/30/22	(242,387)
USD	19,106,013	GBP	14,427,799	Bank of America N.A.	6/30/22	158,209
USD	6,188,579	JPY	744,770,775	Bank of America N.A.	6/30/22	55,909
USD	243,945	JPY	29,600,100	Bank of America N.A.	6/30/22	209
USD	3,177,217	NOK	27,927,994	UBS AG	6/30/22	6,468
						$(94,741)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,433,736. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,575,648.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	9,175,863	9,921,628	—
Automobiles	8,427,561	4,946,349	—
Chemicals	—	3,047,663	—
Electrical Equipment	22,230,706	4,655,459	—
Electronic Equipment, Instruments and Components	—	3,389,833	—
Food and Staples Retailing	9,231,253	11,932,755	—
Food Products	29,138,320	15,783,425	—
Hotels, Restaurants and Leisure	—	5,989,266	—
Industrial Conglomerates	23,466,822	9,590,242	—
Machinery	—	4,058,712	—
Metals and Mining	—	8,622,688	—
Multi-Utilities	—	3,912,546	—
Oil, Gas and Consumable Fuels	50,742,619	18,467,770	—
Paper and Forest Products	—	7,647,813	—
Personal Products	—	12,127,948	—
Pharmaceuticals	81,393,044	5,349,346	—
Other Industries	619,830,587	—	—
Short-Term Investments	8,172,432	16,817,932	—
	861,809,207	146,261,375	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	221,635	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	316,376	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.